COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 – COMMITMENTS AND CONTINGENCIES

The Company has certain financial commitments in relation to Research and Development contracts as of November 30, 2019, as follows:

•	The Company is invoiced monthly and quarterly in relation to several Research and Development contracts.

•	The Company may be obligated to make additional payments related to Research and Development contracts entered into, dependent on the progress and milestones achieved through the programs.

•	Our principal executive office is currently located at 888 Prospect Street, Suite 210, La Jolla, CA, 92037, U.S. Additionally, we have an office located at 29 Fitzwilliam Street Upper, Dublin 2 Ireland which serves as administrative space for managing our European subsidiaries: Trinity Reliant Ventures, Ltd (Ireland) and Trinity Research & Development, Ltd. (U.K.). We do not currently own any properties, laboratories, or manufacturing facilities. The leases for our office space are month-to-month.

NOTE 8 – COMMITMENTS AND CONTENGENCIES

The Company has certain financial commitments in relation to Research and Development contracts. As of August 31, 2019:

•	The Company is invoiced monthly and quarterly in relation to several Research and Development contracts.

•	The Company may be obligated to make additional payments related to Research and Development contracts entered into, dependent on the progress and milestones achieved through the programs.

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Our principal executive office is currently located at 888 Prospect Street, Suite 210, La Jolla, CA, 92037, U.S. Additionally, we have an office located at 29 Fitzwilliam Street Upper, Dublin 2 Ireland which serves as administrative space for managing our European subsidiaries: Trinity Reliant Ventures, Ltd (Ireland) and Trinity Research & Development, Ltd. (U.K.). We do not currently own any properties, laboratories, or manufacturing facilities. The leases for our office space are month-to-month.